Financial instruments - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (6,567,720)	R$ 1,994,382
2025
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(1,753,846)	2,097,763
2026
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(1,699,768)	233,072
2027
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(36,905)	(574,871)
2028 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (3,077,201)	R$ 238,418